Merger - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Business Combination [Line Items]
Assets	$ 9,725,750	$ 9,902,169	$ 9,725,750	$ 9,902,169	$ 9,814,420
Management fee revenues	$ 6,249	$ 7,045	$ 11,594	$ 7,045